Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (loss) per share
Weighted average number of outstanding shares	60,022,714	16,966,140	13,463,413
Treasury shares	48,228	83,479	88,987
Weighted average number of outstanding shares (without Treasury shares)	59,974,486	16,882,661	13,374,426
Net loss (in thousands of euros)	€ (25,517)	€ (18,946)	€ (13,987)
Basic loss per share (/share)	€ (0.43)	€ (1.12)	€ (1.05)
Diluted loss per share (/share)	€ (0.43)	€ (1.12)	€ (1.05)
Dilutive effect of awards	0